UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           | |; Amendment Number: ____

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Conus Partners, Inc.

Address:  49 West 38th Street
          11th Floor
          New York, New York 10018



13F File Number: 28-12281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Zacks
Title:    Managing Director
Phone:    212-332-7291


Signature, Place and Date of Signing:


 /s/ Andrew Zacks            New York, New York                May 15, 2008
------------------         ----------------------           -----------------
    [Signature]                [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    77

Form 13F Information Table Value Total:   $701,135
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number               Name


                                                     FORM 13F INFORMATION TABLE
                                                        Conus Partners, Inc.
                                                           March 31, 2008


                              TITLE OF                    VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHR      VOTING AUTHORITY
NAME OF ISSUER                CLASS            CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION      MGRS   SOLE   SHARED    NONE

AT&T INC                      COM              00206R102    2,972      77,600 SH  PUT   SHARED-DEFINED  NONE             77,600
ATS MED INC                   COM              002083103    1,727   1,225,140 SH        SHARED-DEFINED  NONE          1,225,140
ADOLOR CORP                   COM              00724X102    1,524     333,421 SH        SHARED-DEFINED  NONE            333,421
ALEXZA PHARMACEUTICALS INC    COM              015384100    2,093     304,163 SH        SHARED-DEFINED  NONE            304,163
AMERICAN EXPRESS CO           COM              025816109    4,372     100,000 SH  CALL  SHARED-DEFINED  NONE            100,000
AMERICAN INTL GROUP INC       COM              026874107    4,342     100,400 SH  CALL  SHARED-DEFINED  NONE            100,400
AMERICREDIT CORP              COM              03060R101    1,007     100,000 SH  PUT   SHARED-DEFINED  NONE            100,000
AMGEN INC                     COM              031162100   29,547     707,200 SH  CALL  SHARED-DEFINED  NONE            707,200
ANTIGENICS INC DEL            NOTE 5.250% 2/0  037032AC3    1,008   2,000,000 PRN       SHARED-DEFINED  NONE          2,000,000
APEX SILVER MINES LTD         ORD              G04074103      848      70,000 SH        SHARED-DEFINED  NONE             70,000
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH   03938L104   15,002     183,400 SH  PUT   SHARED-DEFINED  NONE            183,400
AUTOMATIC DATA PROCESSING IN  COM              053015103    6,464     152,500 SH  PUT   SHARED-DEFINED  NONE            152,500
BANK OF AMERICA CORPORATION   COM              060505104    3,791     100,000 SH  PUT   SHARED-DEFINED  NONE            100,000
BARRIER THERAPEUTICS INC      COM              06850R108    1,286     377,131 SH        SHARED-DEFINED  NONE            377,131
BUNGE LIMITED                 COM              G16962105    6,516      75,000 SH  PUT   SHARED-DEFINED  NONE             75,000
CV THERAPEUTICS INC           COM              126667104    3,186     446,800 SH        SHARED-DEFINED  NONE            446,800
CHINA LIFE INS CO LTD         SPON ADR REP H   16939P106    3,519      67,600 SH  PUT   SHARED-DEFINED  NONE             67,600
COMPUCREDIT CORP              COM              20478N100      665      75,000 SH  PUT   SHARED-DEFINED  NONE             75,000
CURRENCYSHS BRIT POUND STER   BRIT POUND STE   23129S106   19,921     100,000 SH  PUT   SHARED-DEFINED  NONE            100,000
CURRENCY SHARES EURO TR       EURO SHS         23130C108  105,516     666,600 SH  PUT   SHARED-DEFINED  NONE            666,600
DOW CHEM CO                   COM              260543103   11,891     322,700 SH  CALL  SHARED-DEFINED  NONE            322,700
DURECT CORP                   COM              266605104    7,934   1,511,224 SH        SHARED-DEFINED  NONE          1,511,224
E M C CORP MASS               COM              268648102    5,449     380,000 SH  CALL  SHARED-DEFINED  NONE            380,000
EMBRAER-EMPRESA BRASILEIRA D  SP ADR COM SHS   29081M102    1,976      50,000 SH  CALL  SHARED-DEFINED  NONE             50,000
ENDEAVOUR SILVER CORP         COM              29258Y103    1,620     476,600 SH        SHARED-DEFINED  NONE            476,600
EXXON MOBIL CORP              COM              30231G102   10,150     120,000 SH  PUT   SHARED-DEFINED  NONE            120,000
FAVRILLE INC                  COM              312088404    1,912   1,202,809 SH        SHARED-DEFINED  NONE          1,202,809
4 KIDS ENTMT INC              COM              350865101    3,992     408,547 SH        SHARED-DEFINED  NONE            408,547
GANNETT INC                   COM              364730101   22,752     783,200 SH  CALL  SHARED-DEFINED  NONE            783,200
GENITOPE CORP                 COM              37229P507       63     250,000 SH        SHARED-DEFINED  NONE            250,000
GENVEC INC                    COM              37246C109    1,005     571,170 SH        SHARED-DEFINED  NONE            571,170
GLAXOSMITHKLINE PLC           SPONSORED ADR    37733W105    4,031      95,000 SH        SHARED-DEFINED  NONE             95,000
GOLDMAN SACHS GROUP INC       COM              38141G104   18,193     110,000 SH  PUT   SHARED-DEFINED  NONE            110,000
GOODYEAR TIRE & RUBR CO       COM              382550101    3,870     150,000 SH  PUT   SHARED-DEFINED  NONE            150,000
HOLLYWOOD MEDIA CORP          COM              436233100    1,210     500,000 SH        SHARED-DEFINED  NONE            500,000
HORNBECK OFFSHORE SVCS INC N  COM              440543106    4,567     100,000 SH  PUT   SHARED-DEFINED  NONE            100,000
ISTAR FINL INC                COM              45031U101    2,245     160,000 SH  CALL  SHARED-DEFINED  NONE            160,000
INOVIO BIOMEDICAL CORP        COM              45773H102    1,745   1,818,155 SH        SHARED-DEFINED  NONE          1,818,155
ISHARES INC                   MSCI MEXICO      464286822    4,137      70,000 SH  PUT   SHARED-DEFINED  NONE             70,000
ISHARES TR                    7-10 YR TRS BD   464287440  167,793   1,830,000 SH  PUT   SHARED-DEFINED  NONE          1,830,000
JP MORGAN CHASE & CO          COM              46625H100    2,148      50,000 SH  PUT   SHARED-DEFINED  NONE             50,000
JOHNSON & JOHNSON             COM              478160104    6,487     100,000 SH  CALL  SHARED-DEFINED  NONE            100,000
JOHNSON CTLS INC              COM              478366107    2,028      60,000 SH  PUT   SHARED-DEFINED  NONE             60,000
LABOPHARM INC                 COM              504905100    2,048   1,163,442 SH        SHARED-DEFINED  NONE          1,163,442
LANDEC CORP                   COM              514766104    8,271     981,105 SH        SHARED-DEFINED  NONE            981,105
MAXYGEN INC                   COM              577776107   20,352   3,150,440 SH        SHARED-DEFINED  NONE          3,150,440
MEADE INSTRUMENTS CORP        COM              583062104      247     191,517 SH        SHARED-DEFINED  NONE            191,517
MONOGRAM BIOSCIENCES INC      COM              60975U108    1,770   1,669,743 SH        SHARED-DEFINED  NONE          1,669,743
NUCO2 INC                     COM              629428103    3,952     142,300 SH        SHARED-DEFINED  NONE            142,300
NEVSUN RES LTD                COM              64156L101    1,015     590,000 SH        SHARED-DEFINED  NONE            590,000
NORTH AMERN SCIENTIFIC INC    COM              65715D100       30      87,800 SH        SHARED-DEFINED  NONE             87,800
NOVAGOLD RES INC              COM NEW          66987E206    7,069     916,843 SH        SHARED-DEFINED  NONE            916,843
OYO GEOSPACE CORP             COM              671074102    3,144      69,231 SH        SHARED-DEFINED  NONE             69,231
OCCAM NETWORKS INC            COM NEW          67457P309    8,671   1,593,933 SH        SHARED-DEFINED  NONE          1,593,933
ONYX PHARMACEUTICALS INC      COM              683399109    1,452      50,000 SH        SHARED-DEFINED  NONE             50,000
OPTIMAL GROUP INC             CL A NEW         68388R208    2,140     668,753 SH        SHARED-DEFINED  NONE            668,753
PANACOS PHARMACEUTICALS INC   COM              69811Q106       37      52,600 SH        SHARED-DEFINED  NONE             52,600
PARTICLE DRILLING TECHNOLOGI  COM              70212G101      632     325,586 SH        SHARED-DEFINED  NONE            325,586
PENN TREATY AMERN CORP        COM NEW          707874400      162      25,100 SH        SHARED-DEFINED  NONE             25,100
PENN WEST ENERGY TR           TR UNIT          707885109    3,761     134,400 SH        SHARED-DEFINED  NONE            134,400
PERMA-FIX ENVIRONMENTAL SVCS  COM              714157104    1,008     622,375 SH        SHARED-DEFINED  NONE            622,375
PFIZER INC                    COM              717081103    7,639     365,000 SH  CALL  SHARED-DEFINED  NONE            365,000
PHOTOMEDEX INC                COM              719358103      612     665,157 SH        SHARED-DEFINED  NONE            665,157
RETAIL HOLDRS TR              DEP RCPT         76127U101   18,330     200,000 SH  PUT   SHARED-DEFINED  NONE            200,000
SPDR SERIES TRUST             S&P HOMEBUILD    78464A888   17,803     820,800 SH  PUT   SHARED-DEFINED  NONE            820,800
SANOFI AVENTIS                SPONSORED ADR    80105N105    1,798      47,900 SH        SHARED-DEFINED  NONE             47,900
STAAR SURGICAL CO             COM PAR $0.01    852312305    7,168   2,778,434 SH        SHARED-DEFINED  NONE          2,778,434
SYCAMORE NETWORKS INC         COM              871206108      974     266,113 SH        SHARED-DEFINED  NONE            266,113
SYMYX TECHNOLOGIES            COM              87155S108   11,635   1,551,381 SH        SHARED-DEFINED  NONE          1,551,381
THERAGENICS CORP              COM              883375107    4,452   1,130,040 SH        SHARED-DEFINED  NONE          1,130,040
TRANSOCEAN INC NEW            SHS              G90073100    4,056      30,000 SH  PUT   SHARED-DEFINED  NONE             30,000
USEC INC                      COM              90333E108      966     261,000 SH        SHARED-DEFINED  NONE            261,000
UNITED STATES OIL FUND LP     UNITS            91232N108   39,866     490,000 SH  PUT   SHARED-DEFINED  NONE            490,000
UNITED STATES STL CORP NEW    COM              912909108    5,075      40,000 SH  PUT   SHARED-DEFINED  NONE             40,000
UNITEDHEALTH GROUP INC        COM              91324P102    4,123     120,000 SH  PUT   SHARED-DEFINED  NONE            120,000
WYETH                         COM              983024100    8,352     200,000 SH  CALL  SHARED-DEFINED  NONE            200,000
YOUNG BROADCASTING INC        CL A             987434107       19      24,406 SH        SHARED-DEFINED  NONE             24,406

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